UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.2%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$659,862

		$659,862

Education — 6.9%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,084,110
Oakland University, 5.00%, 3/1/42	500	547,400
Wayne State University, 5.00%, 11/15/40	370	406,648

		$2,038,158

Electric Utilities — 9.0%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,271,631
Lansing Board of Water and Light, 5.50%, 7/1/41	500	568,065
Michigan Public Power Agency, 5.00%, 1/1/43	800	840,248

		$2,679,944

Escrowed/Prerefunded — 3.8%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$115	$128,724
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	140,340
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	295,828
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	555,940

		$1,120,832

General Obligations — 41.1%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$361,862
Battle Creek, 5.00%, 12/1/41	1,000	1,127,450
Comstock Park Public Schools, 5.125%, 5/1/31	275	304,018
Comstock Park Public Schools, 5.25%, 5/1/33	220	245,969
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	479,544
Jenison Public Schools, 5.00%, 5/1/28	500	553,585
Jenison Public Schools, 5.00%, 5/1/30	500	550,090
Kent County, 5.00%, 1/1/25	1,500	1,598,100
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,110,930
Lakeview School District, 5.00%, 5/1/40	1,050	1,168,282
Lansing Community College, 5.00%, 5/1/30	1,005	1,126,394
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,193,833
Rockford Public Schools, 5.00%, 5/1/44	750	832,628
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	406,044
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,102,400

		$12,161,129

Hospital — 22.0%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,080,190
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,087,340
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	270,100

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	$500	$542,830
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,087,931
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,362
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,351,912
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,075,310

		$6,506,975

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$738,863

		$738,863

Insured-Education — 0.6%
Wayne State University, (AGM), 5.00%, 11/15/35	$165	$174,220

		$174,220

Insured-Electric Utilities — 3.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$666,370
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	262,377
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	161,464

		$1,090,211

Insured-Escrowed/Prerefunded — 11.7%
Battle Creek School District, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/37	$1,105	$1,113,475
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	570	608,156
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	500	534,455
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,075,190
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	144,487

		$3,475,763

Insured-General Obligations — 24.2%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$560,365
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	154,559
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	247,651
Detroit School District, (AGM), 5.25%, 5/1/32	300	347,163
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,120,460
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	992,555
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	552,895
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,326,108
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,298,312
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	555,140

		$7,155,208

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$173,782

		$173,782

Insured-Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,054,220

		$1,054,220

Insured-Water and Sewer — 5.0%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,012,530
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	485,555

		$1,498,085

Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,043,270

		$1,043,270

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.8%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,120,000

		$1,120,000

Water and Sewer — 11.1%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$800,227
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	895,267
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,311,975
Port Huron, Water Supply System, 5.25%, 10/1/31	250	268,400

		$3,275,869

Total Tax-Exempt Investments — 155.2% (identified cost $43,544,638)		$45,966,391

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(650,067)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (56.9)%		$(16,850,000)

Other Assets, Less Liabilities — 3.9%		$1,145,690

Net Assets Applicable to Common Shares — 100.0%		$29,612,014

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 15.6% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,509,124

Gross unrealized appreciation	$2,608,423
Gross unrealized depreciation	(151,156)

Net unrealized appreciation	$2,457,267

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$45,966,391	$—	$45,966,391
Total Investments	$—	$45,966,391	$—	$45,966,391

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017